Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund
TOUCHSTONE FOCUSED FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 60 and in the Fund's Statement of Additional Information (“SAI”) on page 75.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Focused Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Focused Fund		Class A	Class C	Class Y	Institutional
Management Fees	[1]	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.99%	256.73%	0.39%	0.50%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.91%	258.40%	1.06%	1.17%
Fee Waiver or Expense Reimbursement	[3]	(0.69%)	(256.43%)	(0.09%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	1.22%	1.97%	0.97%	0.82%
[1]	Management fees have been restated to reflect contractual changes effective April 16, 2012.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated March 31, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95%, and 0.80%, for Classes A, C, Y, and Institutional shares, respectively. This expense limitation will remain in effect until at least July 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation.See the discussion entitled 'Expense Limitation Agreement' under the section entitled 'The Investment Advisor' in the Fund's Statement of Additional Information for more information.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Focused Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	692	300	99	84
Expense Example, with Redemption, 3 Years	1,077	13,511	328	337
Expense Example, with Redemption, 5 Years	1,487	13,511	576	610
Expense Example, with Redemption, 10 Years	2,627	13,511	1,286	1,389

Assuming No Redemption
Expense Example, No Redemption (USD $)	Touchstone Focused Fund Class C
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	13,511
Expense Example, No Redemption, 5 Years	13,511
Expense Example, No Redemption, 10 Years	13,511

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the portfolio turnover rate of the Fund was 189% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities.  This is a non-fundamental policy that can be changed by the Fund upon 60-day prior notice to shareholders. Equity securities include common stock, preferred stock, convertible bonds and warrants.  The Fund may invest in companies of any market capitalization in seeking to achieve its investment goal. These securities may be traded over-the-counter or listed on an exchange.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Sub-Advisor”), seeks to invest in companies that:

•                  Are trading below its estimate of the companies' intrinsic value; and

•                  Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 25 to 35 securities with residual cash and equivalents expected to represent less than 10% of the Fund's net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). Non-U.S. issuer or foreign companies (or issuers) are companies that: (i) are organized under the laws of; (ii) maintain their principal place of business in; (iii) have the principal trading market for their securities in; (iv) derive at least 50% of revenues or profits from operation in; or (v) have at least 50% of their assets in, foreign countries. The Fund may also invest in securities of emerging market countries.  Emerging market countries are generally countries not included in the MSCI World Index. The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may also engage in frequent and active trading as part of its principal investment strategy.

The Principal Risks

The Fund's shares will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

•                  Large-Cap Risk:  Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies.  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid-Cap Risk:  The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Small-Cap Risk:  The Fund at times may be primarily invested in small-capitalization companies.  The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the Sub-Advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business, or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments. The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments. In addition, the Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's Prospectus.

The Fund's Performance

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 3000® Index and the S&P 500 Index.  The bar chart does not reflect any sales charges, which would reduce your return.  For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's Statement of Additional Information.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Focused Fund -Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: 2nd Quarter 2009 +19.55% 4th Quarter 2008 -19.04% The year to date return for the Fund's Class Y Shares as of June 30, 2013 is 14.90%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on February 12, 1999. Class A shares began operations on September 30, 2003.  Institutional Class shares began operations on December 20, 2006. Class C shares began operations on April 16, 2012.  Class A shares, Institutional Class shares, and Class C shares performance was calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003, December 20, 2006, and April 16, 2012, respectively.  The Class A and C shares performance for this period has been restated to reflect the impact of Class A and C shares fees and expenses.  Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns Touchstone Focused Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Return Before Taxes	22.13%	3.45%	8.81%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	22.09%	2.80%	8.33%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	14.44%	2.59%	7.56%
Class A	Class A Return Before Taxes	14.90%	1.98%	7.90%
Class C	Class C Return Before Taxes	22.14%	2.80%	7.92%
Institutional	Institutional Class Return Before Taxes	22.32%	3.70%	8.94%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%